Income taxes - Expiration of non-capital losses for income tax purposes (Details) CAD in Thousands	Dec. 31, 2017 CAD
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	CAD 65,126
2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	151
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	128
2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	604
2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,354
2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,829
2034
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,317
2035
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,691
2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	CAD 27,050